Acquisition of Evelyn Partners (Details) - Evelyn Partners £ in Millions	Jun. 30, 2026 GBP (£)
Acquisition of Evelyn Partners
Acquiree enterprise value	£ 2,700
Percentage of ownership interest acquired	100.00%
Total consideration transferred	£ 2,207